Stockholders’ Equity	3 Months Ended
Mar. 31, 2021
Equity [Abstract]
Stockholders’ Equity

15. Stockholders’ Equity

For the three months ended March 31, 2021, the Company issued a total of 467,990 shares of common stock, valued at $2,676,901 for the settlement of compensation and directors’ fees to certain of the Company’s related parties, refer note 14 above.

Between January 4, 2021 and March 29, 2021, investors exercised warrants for 1,485,809 shares of common stock for gross proceeds of $3,909,981 at an average exercise price of $2.63 per share.

On January 22, 2021, the Company issued 24,476 restricted shares of common stock valued at $140,000 to Michele Ciavarella in terms of a compensation election he made for the 2021 fiscal year.